Deferred income tax (Schedule of Breakdown and Movement of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of deferred income tax [Line Items]
At the beginning of the year	$ 1,332	$ 15,920
Charged to net profit	19,074	(14,069)
Currency translation differences	173	(519)
Reclassified to assets	20,579	1,332
At the end of the year	20,579	1,332
At the beginning of the year	(86,814)	(64,063)
Charged to net profit	14,835	(23,683)
Income tax relating to cash flow hedges	(6,842)	932
Reclassified from liabilities	(78,821)	(86,814)
At the end of the year	(78,821)	(86,814)
Difference in depreciation rates and other
Disclosure of deferred income tax [Line Items]
At the beginning of the year	(86,814)
Charged to net profit	14,835
Income tax relating to cash flow hedges	(6,842)
At the end of the year	(78,821)	(86,814)
Difference in depreciation rates and other.
Disclosure of deferred income tax [Line Items]
Charged to net profit	9,861
Currency translation differences	72
At the beginning of the year	(1,728)
At the end of the year		(1,728)
At the end of the year	8,205
Tax losses
Disclosure of deferred income tax [Line Items]
At the beginning of the year	3,060
Charged to net profit	9,213
Currency translation differences	101
Reclassified from assets	$ 12,374
At the end of the year		$ 3,060